SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net income (loss), as adjusted		$ 2,551,089
Allocation of net income (loss), as adjusted		$ 2,545,155
Denominator:
Basic weighted average shares outstanding		22,098,904
Diluted weighted average shares outstanding		22,098,904
Basic net income (loss) per ordinary share		$ 0.12
Diluted net income (loss) per ordinary share		$ 0.12
Class B Common Stock
Numerator:
Allocation of net income (loss), as adjusted	$ (4,891)	$ 760,550
Allocation of net income (loss), as adjusted	$ (4,891)	$ 766,484
Denominator:
Basic weighted average shares outstanding	5,250,000	6,588,288
Diluted weighted average shares outstanding	5,250,000	6,655,171
Basic net income (loss) per ordinary share	$ 0.00	$ 0.12
Diluted net income (loss) per ordinary share	$ 0.00	$ 0.12